Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 12,382	$ 11,605	$ 12,089	$ 35,789	$ 36,667
Interest expense		7,875	7,260	8,041	22,629	25,030
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		10,413	9,752	10,193	30,201	30,849
Interest expense		7,110	6,562	7,399	20,515	23,072
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		882	796	806	2,443	2,424
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,087	1,057	1,090	3,145	3,394
Interest expense		$ 765	$ 698	$ 642	$ 2,114	$ 1,958

[1]	Interest income included $11.3 billion for the quarter ended July 31, 2026 (April 30, 2026: $10.5 billion; July 31, 2025: $11.0 billion) and $32.6 billion for the nine months ended July 31, 2026 (July 31, 2025: $33.3 billion), calculated based on the effective interest rate method.